SCHEDULE OF PROVED DEVELOPED AND UNDEVELOPED RESERVES (Details) (Parenthetical) - bbl		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
PDP and PUD Reserve, Revisions of previous estimates		1,165,999		1,121,981
PDP Reserve, Revisions of previous estimates		41,862		5,475
PUD Reserves , Revision of previous estimates		1,124,137		1,127,456
PDP and PUD Reserve, Improved recovery		19,131	[1]	12,763	[2]
Production		58,616	[3]	62,467	[4]
PDP and PUD Reserve, Previous estimates		77,747
PDP Reserve, Production		58,616	[5]	58,273	[6]
PUD Reserves, Production	[7]			4,194
Percentage of increase in production		74.16%		57.56%
PDP Improved recovery	[1]	19,131		12,763
PDP and PUD Reserve, production		(58,616)	[3]	(62,467)	[4]
PUD Reserves , revision of previous estimates		2,809,468		1,685,331		2,942,406
Offset reserves gain		1,618,420
Proved developed reserves		335,191		371,076		311,211
[custom:ProvedDevelopedReservesRevisionsOfPreviousEstimateIncreaseDecrease]		41,862	[8]	5,476	[9]
Previous estimates						71,036
PDP reserves, Extensions and discoveries			[10]	125,425	[11]
Revisions of previous estimates				1,814,950		2,942,406
Minimum [Member]
PUD Reserves , revision of previous estimates				1,685,331
Maximum [Member]
PUD Reserves , revision of previous estimates		1,191,048
Net PDP and PUD Reserve [Member]
PDP and PUD Reserve, Revisions of previous estimates		1,206,228		290,926
PDP and PUD Reserve, Improved recovery		14,188	[12]	7,346	[13]
Production		43,472	[14]	35,954	[15]
Improved recovery		14,188		(7,346)
PDP and PUD Reserve, production		(43,472)	[14]	(35,954)	[15]
Net PDP Reserve [Member]
PDP Reserve, Revisions of previous estimates		92,667		37,094
PDP Reserve, Production		43,472	[16]	33,540	[17]
PDP Improved recovery	[12]	14,188		7,346
Proved developed reserves		248,589		213,582		145,182
[custom:ProvedDevelopedReservesRevisionsOfPreviousEstimateIncreaseDecrease]		92,667	[18]	37,095	[19]
PDP reserves, Extensions and discoveries			[20]	72,191
Net PUD Reserve [Member]
PUD Reserves , Revision of previous estimates		1,113,561		328,019
PUD Reserves, Production			[21]	2,414	[22]
Percentage of increase in production				57.56%		46.65%
PUD Reserves , revision of previous estimates		2,083,594		970,033		1,372,659

[1]	The improved recovery amount of -19,131 bbls refers to the amount variation of crude oil production of 58,616 bbls (note i) in 2023 compared to previous estimates of 77,747 bbls (prediction in previous year’s model) for Kruh Block in 2022 as a result of rescheduling of drilling program and reserves revision.
[2]	The improved recovery amount of -12,763 bbls refers to the amount variation of crude oil production of 58,273 bbls (note 9) in 2022 compared to previous estimates of 71,036 bbls (prediction in previous year’s model) for Kruh Block in 2021 as a result of rescheduling of drilling program and reserves revision.
[3]	The production in the amount of 58,616 bbls refers to the amount of total gross crude oil produced from 1) PDP reserves production in the amount of 58,616 bbls (note i) and 2) PUD reserves production in the amount of zero bbls (note l) in the Kruh Block.
[4]	The production in the amount of 62,467 bbls refers to the amount of total gross crude oil produced from 1) PDP reserves production in the amount of 58,273 bbls (note 9) and 2) PUD reserves production in the amount of 4,194 bbls in the Kruh Block.
[5]	The PDP production in the amount of -58,616 bbls refers to the gross amount of PDP reserves produced in 2023.
[6]	The PDP production in the amount of 58,616 bbls refers to the gross amount of PDP reserves produced in 2022.
[7]	The PUD production in the amount of zero bbls refers to no PUD reserves converted to production in 2023.
[8]	The revisions of previous estimates in the amount of 41,862 bbls refers to the total gross amount of PDP reserves variation as a result of production and well conditions; and the reserves gain from the additional 5 years production and greater profit split to 2035.
[9]	The revisions of previous estimates in the amount of 5,475 bbls refers to the total gross amount of PDP reserves variation as a result of production.
[10]	No new drilling in 2023 resulted in zero extensions and discoveries.
[11]	The extension and discoveries in the amount of 125,425 bbls refers to the gain of PDP reserves from the completion of two new wells, K-27 and K-28.
[12]	The Improved recovery in the amount of -14,188 bbls refers to the net share (74.16%) of crude oil production variation of -19,131 bbls (note b) as a result of rescheduling of drilling program.
[13]	The Improved recovery in the amount of -7,346 bbls refers to the net share (57.56%) of crude oil production change of -12,763 bbls (note 2) as a result of rescheduling of drilling program.
[14]	The net PDP and PUD production of -43,472 bbls refers to the sum of the net PDP production in the amount of -43,472 bbls (note o) and net PUD production in the amount of zero bbls (note r).
[15]	The net PDP and PUD production of -35,954 bbls refers to the sum of the net PDP production in the amount of -33,540 bbls (note 12) and net PUD production in the amount of -2,414 bbls (note 14).
[16]	The net PDP production in the amount of 43,472 bbls refers to the net share (74.16%) of gross amount of 58,616 bbls (note i) PDP reserves produced in 2023.
[17]	The net PDP production in the amount of 33,540 bbls refers to the net share (57.56%) of gross amount of 58,273 bbls (note 9) PDP reserves produced in 2022.
[18]	The revision of previous estimates of net PDP reserves in the amount of 92,667 bbls refers to the sum of 1) net share difference (74.16%) in 2023 as compared to (57.56%) in 2022 of the beginning total PDP reserves in the amount of 371,076 bbls and 2) net share (74.16%) of revision of previous estimates of total PDP reserves estimates in the amount of 41,862 bbls (note g).
[19]	The revision of previous estimates of net PDP reserves in the amount of 37,094 bbls refers to the sum of 1) net share difference (57.56%) in 2022 as compared to (46.65%) in 2021) of the beginning total PDP reserves in the amount of 311,211 bbls and 2) net share (57.56%) of revision of previous estimates of total PDP reserves estimates in the amount of 5,475 bbls (note 7).
[20]	No new drilling in 2023 resulted in zero extensions and discoveries.
[21]	The net PUD production in the amount of zero bbls reflects the PUD reserves converted to production in 2023.
[22]	The net PUD production in the amount of 2,414 bbls reflects the net PUD reserves converted to production in 2022.